BORROWINGS - Additional Information (Details) ¥ in Thousands	1 Months Ended
	Feb. 28, 2023 CNY (¥) loan	Dec. 31, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥) loan	Jun. 30, 2022 CNY (¥) loan	Mar. 31, 2022 CNY (¥) loan	Jul. 31, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Jun. 30, 2023 CNY (¥)
Bank Of China | Term loan | Maximum
BORROWINGS
Short term debt effective rate of interest								5.00%
Bank Of China | Term loan | Minimum
BORROWINGS
Short term debt effective rate of interest								4.85%
Bank Of China | Term Loan Facility Two
BORROWINGS
Long term debt instrument term						60 months
Five-year loan prime rate | Bank Of China | Term loan
BORROWINGS
Debt instrument variable interest rate spread							0.20%
Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | Bank Of China
BORROWINGS
Line of credit facility maximum borrowing capacity							¥ 69,000
Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | Bank Of China | Term loan
BORROWINGS
Long term debt instrument term							72 months
Long term line of credit aggregate amount drawn								¥ 44,280
Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | China Merchants Bank | Term Loan Facility Two
BORROWINGS
Line of credit facility maximum borrowing capacity						¥ 29,000
Long term line of credit aggregate amount drawn								13,870
Long term line of credit aggregate amount repaid								¥ 5,190
Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | One-year loan prime rate | China Merchants Bank | Term Loan Facility Two
BORROWINGS
Debt instrument variable interest rate spread						1.00%
Hangzhou Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | Term Loan Agreement One
BORROWINGS
Short term loan period	12 months		12 months
Debt instrument face value	¥ 35,000		¥ 15,000
Short Term Loan Agreement One | China Industrial Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Debt instrument face value				¥ 9,900	¥ 9,900
Short Term Loan Agreement Two | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell | China Merchants Bank
BORROWINGS
Short term debt effective rate of interest								4.85%
Short Term Loan Agreement Two | China Industrial Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Debt instrument face value				9,900	9,900
Short Term Loan Agreement Three | China Industrial Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Debt instrument face value				¥ 9,800	¥ 9,800
Short Term Loan Agreements | China Construction Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Proceeds From short-term debt		¥ 20,000
Short term loan period		12 months
Short term debt effective rate of interest		3.80%
Short Term Loan Agreements | China CITIC Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Short term loan period			12 months
Debt instrument face value			¥ 20,000
Short term debt effective rate of interest			3.80%
Short Term Loan Agreements | China Industrial Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Short term loan period				12 months	12 months
Short term debt effective rate of interest				4.30%	4.30%
Number of loan agreements | loan				3	3
Short Term Loan Agreements | Hangzhou Bank | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell
BORROWINGS
Short term loan period					12 months
Debt instrument face value					¥ 20,000
Short term debt effective rate of interest	3.76%		3.76%		4.35%
Number of loan agreements | loan	2		2		2